Statements of Changes in Net Assets Available for Benefits - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Participant contributions	$ 10,390,086	$ 9,942,686
Participant rollover contributions	864,532	1,833,439
Employer contributions	4,937,971	4,831,045
Net appreciation in fair value of investments	20,131,592	18,314,116
Interest and dividends	8,482,155	4,388,908
Total additions	44,806,336	39,310,194
Deductions:
Benefits paid to participants	(28,311,479)	(23,403,553)
Refunds to the plan	41,681	44,955
Total deductions	(28,269,798)	(23,358,598)
Net increase in net assets available for benefits	16,536,538	15,951,596
Net assets available for benefits:
Beginning of year	175,292,053	159,340,457
End of year	$ 191,828,591	$ 175,292,053